Stock Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	May 24, 2021 $ / shares shares	May 23, 2021	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Equity Incentive Plan [Line Items]
Expected dividend yield			0.00%
Weighted average grant date fair value | $ / shares			$ 16.57	$ 13.80
Unrecognized compensation			$ 31,100
Weighted-average period			1 year 25 days
Stock-based compensation expense allocated			$ 7,785	$ 730
Merger agreement
Equity Incentive Plan [Line Items]
Exchange Ratio	3.16
Merger agreement | Stockholders of NeuroRx
Equity Incentive Plan [Line Items]
Exchange Ratio	3.16	4.96
Substitute Options
Equity Incentive Plan [Line Items]
Share-based Payment Arrangement, Plan Modification, Incremental Cost			25,900
General and Administrative Expense [Member]
Equity Incentive Plan [Line Items]
Stock-based compensation expense allocated			6,500	332
Research and Development Expense [Member]
Equity Incentive Plan [Line Items]
Stock-based compensation expense allocated			$ 1,285	$ 398
2016 Omnibus Inventive Plan [Member]
Equity Incentive Plan [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized | shares			3,472,000
Options to purchase shares of common Stock | shares	2,895,423		2,400,315	2,414,303
Exercise price | $ / shares	$ 5.10		$ 6.28	$ 2.17